Fees and commission Income (Details 1) $ in Thousands	Dec. 31, 2018 USD ($)
Accrued income	$ 2,793
Up to 1 year
Accrued income	1,655
1 to 2 years
Accrued income	377
More than 2 years
Accrued income	$ 761